CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2022
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	06/30/2022	06/30/2021	06/30/2020
Investment activities
Net assets acquisition by business combination (1) (Note 6)	—	6,612,409	—
Settlement of receivables through PPE contribution	—	2,164,156	—
Investment in-kind in other related parties (Note 17)	1,580,556	714,359	476,292
Acquisition of assets financed by debt	—	7,637,972	—
Acquisition of assets through issuance of capital	—	15,000,000	—
Financed sale of property, plant and equipment	1,734,281	—	—
Non-monetary contributions in joint ventures and associates (Note 13)	3,000	2,931,699	250,000
	3,317,837	35,060,595	726,292

	06/30/2022	06/30/2021	06/30/2020
Financing activities
Capitalization of convertible notes	36,244,460	—	—
Consideration for acquisition	—	(2,625,335)	—
Acquisition of non-controlling interest in subsidiaries	255,893	—	—
	36,500,353	(2,625,335)	—

(1)The Group has incorporated the following assets and liabilities from Insuagro (see Note 6).

Schedule of changes in liabilities arising from financing activities

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisitions	notes	Total
As of June 30, 2019	103,556,730	3,279,265	—	106,835,995
Proceeds	93,273,502	—	42,075,000	135,348,502
Decrease bank overdraft and other short-term borrowings	(2,331,974)	—	—	(2,331,974)
Payments	(76,846,934)	(2,937,500)	—	(79,784,434)
Interest payment	(21,533,187)	—	—	(21,533,187)
Exchange differences, currency translation differences and other financial results	8,830,208	110,889	954,834	9,895,931
As of June 30, 2020	104,948,345	452,654	43,029,834	148,430,833

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2020	104,948,345	452,654	43,029,834	148,430,833
Proceeds	143,499,367	—	—	143,499,367
Decrease bank overdraft and other short-term borrowings	(3,442,491)	—	—	(3,442,491)
Payments	(113,100,032)	—	—	(113,100,032)
Financing for assets acquisitions	—	11,214,929	—	11,214,929
Debt incorporated by business combination	5,928,748	—	—	5,928,748
Interest payment	(12,923,745)	—	—	(12,923,745)
Exchange differences, currency translation differences and other financial results	(135,867)	122,950	5,634,178	5,621,261
As of June 30, 2021	124,774,325	11,790,533	48,664,012	185,228,870

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2021	124,774,325	11,790,533	48,664,012	185,228,870
Proceeds	140,431,184	—	—	140,431,184
Decrease bank overdraft and other short-term borrowings	(32,838)	—	—	(32,838)
Payments	(110,625,272)	—	—	(110,625,272)
Financing for assets acquisitions	—	264,661	—	264,661
Conversion of Convertible Notes (Note 7.17)	—	—	(36,244,460)	(36,244,460)
Interest payment	(8,787,586)	—	(4,222,248)	(13,009,834)
Exchange differences, currency translation differences and other financial results	(281,176)	847,596	4,361,767	4,928,187
As of June 30, 2022	145,478,637	12,902,790	12,559,071	170,940,498